Revenue - Performance obligation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Remaining performance obligation	$ 4,427.8	$ 4,442.8	$ 1,547.3
Within one year
Revenue
Remaining performance obligation	629.1	625.6	235.0
1-2 years
Revenue
Remaining performance obligation	622.6	571.7	204.5
2-3 years
Revenue
Remaining performance obligation	571.1	566.0	191.4
3-4 years
Revenue
Remaining performance obligation	554.5	512.5	184.5
4-5 years
Revenue
Remaining performance obligation	548.6	495.6	165.6
After 5 years
Revenue
Remaining performance obligation	$ 1,501.9	$ 1,671.4	$ 566.3